Prepayments and other current assets	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses. The other current assets also include cost of estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2011	2010
	US$’000	US$’000

Contracts costs incurred plus estimated earnings	8,604	8,569
Less: Progress billings	(8,098)	(8,338)
Cost and estimated earnings in excess of billings	506	231